Securities and Exchange Commission

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 28                                      X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 28                                     X

Exact name of Registrant as Specified in Charter:

Manor Investment Funds

Address of Principal Executive Offices:

15 Chester Commons

Malvern, PA  19355

610-722-0900

Name and Address of Agent for Service:

Daniel A. Morris

15 Chester Commons

Malvern, PA  19355

Approximate Date of Proposed Public Offering:

   As soon as practical after the Registration Statement becomes effective.

It is proposed that this filing will become effective:

X       immediately upon filing pursuant to paragraph (b)

          60 days after filing pursuant to paragraph (a)

          on (date) pursuant to paragraph (a) of rule 485

Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 30th day of April, 2016.

                          Manor Investment Funds,

                          By: Daniel A. Morris, President

Manor Investment Funds

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

     800-663-4851

Manor Investment Funds

Prospectus

April 30, 2016

Manor Fund Shares (MNRMX)

Growth Fund Shares (MNRGX)

Bond Fund Shares (MNRBX)

This Prospectus contains financial data for the Funds through the fiscal year ended December 31, 2015.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Contents

Summary Section	1
Manor Fund	1
Growth Fund	5
Bond Fund	9
Investment Objectives and Policies and Non-Principal Risks	13
Management of the Funds	15
Investing with Manor Investment Funds	16
Distributions and Taxes	19
General Information	19
Financial Highlights	20
Privacy Policies and Procedures	23
Glossary of Investment Terms	24
For More Information	25

SUMMARY SECTION

The Manor Fund

Investment Objective

The Manor Fund seeks long-term capital appreciation and a moderate level of income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.

Shareholder Fees

(Fees paid directly from your investment)

Manor Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Manor Fund
Management Expenses	0.75%
Other Expenses	0.50%
Total Annual Fund Operating Expenses[1,2]	1.25%

1 Effective April 30, 2016, Morris Capital Advisors, Inc. (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 1.25% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Had the Adviser not waived expenses, the Manor Fund’s expense ratio would have been 1.50%.

2 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund as of the Manor Fund’s fiscal year end and does not include the effect of the Expense Limitation Agreement effective April 30, 2016.

Example

This example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Manor Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Manor Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
The Manor Fund	$ 127	$ 450	$ 795	$ 1,769

Portfolio Turnover

The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Manor Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Manor Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 15.65%.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company.  The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Manor Fund.  The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact large corporations,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Manor Fund carries the risk that Daniel A. Morris, the portfolio manager, will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Fund could decline.  The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline.  The potential for fluctuations in bond prices is primarily due to changes in interest rates.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis.  Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Inflation Risk

Inflation is the impact of rising prices over time.  It has the effect of reducing the future value of financial assets due to decreased purchasing power.  The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Performance Information

The bar chart below shows how the Manor Fund’s investment results vary from year to year. The table below shows how the Manor Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Manor Fund. The Manor Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The Fund’s year-to-date total return through March 31, 2016 was 0.44%.  During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was –20.74% during the 4th Quarter 2008.  The highest return was 14.54% during the 3rd Quarter 2009.

Average Annual Total Returns For the Periods ended December 31, 2015
	1 Year	5 Year	10 Year

Return before taxes	-2.23%	9.91%	6.06%
Return after taxes on distributions	-3.03%	9.20%	5.46%
Return after taxes on distributions & sale of Fund shares	-0.43%	7.26%	4.83%

S&P 500 Index Reflects no deduction for fees, expenses or taxes	1.38%	12.57%	7.31%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investment Advisor

Morris Capital Advisors, LLC is the investment adviser to the Manor Fund.  For more information on the Investment Adviser, please see “Management of the Funds” later in the prospectus and “The Adviser” in the statement of additional information.

Portfolio Manager

Daniel A. Morris has been the portfolio manager of the Manor Fund since its inception in 1995.  Mr. Morris is the President and Chief Investment Officer of the Advisor.  He is also the President and Chairman of the Board of Trustees of the Fund.

Purchase and Sale of Fund Shares

Minimum initial purchase for Fund shares is $1,000 with minimum subsequent purchases of $25.  Shares can be purchased by check payable to Manor Investment Funds c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.  Fund shares can be redeemed and reinvested in other fund series by calling Mutual Shareholder Services at 800-663-4851.

You may purchase and redeem (sell) shares of the Fund on any business day through certain broker-dealers and other financial intermediaries.

Tax Information

Distributions from the Fund may be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may provide compensation for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Growth Fund

Investment Objective

The Growth Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees

(Fees paid directly from your investment)

Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investments)

Growth Fund
Management Expenses	0.75%
Other Expenses	0.24%
Total Annual Fund Operating Expenses[1,2]	0.99%

1 Effective April 30, 2016, Morris Capital Advisors, Inc. (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 0.99% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Had the Adviser not waived expenses, the Growth Fund’s expense ratio would have been 1.50%.

2 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund as of the Growth Fund’s fiscal year end and does not include the effect of the Expense Limitation Agreement effective April 30, 2016.

Example

This example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
The Growth Fund	$ 101	$ 424	$ 770	$ 1,747

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 19.49%.

Principal Investment Strategies

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings.  The Growth Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Growth Fund.  The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager, will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Fund could decline.  The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline.  The potential for fluctuations in bond prices is primarily due to changes in interest rates.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis.  Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Inflation Risk

Inflation is the impact of rising prices over time.  It has the effect of reducing the future value of financial assets due to decreased purchasing power.  The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Performance Information

The bar chart below shows how the Growth Fund’s investment results vary from year to year. The table below shows how the Growth Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The Growth Fund’s year-to-date total return through March 31, 2016 was 1.29%.  During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was –23.67% for the 4th Quarter of 2008, the  highest  return was 15.25% during the 2nd Quarter of 2009.

Average Annual Total Returns For the Periods ended December 31, 2015
	1 Year	5 Year	10 Year

Return before taxes	-0.14%	11.22%	6.32%
Return after taxes on distributions	-2.43%	10.49%	5.71%
Return after taxes on distributions & sale of Fund shares	-1.73%	7.03%	4.36%

S&P 500 Index Reflects no deduction for fees, expenses or taxes	1.38%	12.57%	7.31%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investment Advisor

Morris Capital Advisors, LLC is the investment adviser to the Growth Fund.  For more information on the Investment Adviser, please see “Management of the Funds” later in the prospectus and “The Adviser” in the statement of additional information.

Portfolio Manager

Daniel A. Morris has been the portfolio manager of the Growth Fund since its inception in 1999.  Mr. Morris is the President and Chief Investment Officer of the Advisor.  He is also the President and Chairman of the Board of Trustees of the Fund.

Purchase and Sale of Fund Shares

Minimum initial purchase for Fund shares is $1,000 with minimum subsequent purchases of $25.  Shares can be purchased by check payable to Manor Investment Funds c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.  Fund shares can be redeemed and reinvested in other fund series by calling Mutual Shareholder Services at 800-663-4851.

You may purchase and redeem (sell) shares of the Fund on any business day through certain broker-dealers and other financial intermediaries.

Tax Information

Distributions from the Funds may be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as an individual retirement account.

Purchases to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may provide compensation for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Bond Fund

Investment Objective

The Bond Fund seeks to provide current income.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Bond Fund.

Shareholder Fees

(Fees paid directly from your investment)

Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investments)

Bond Fund
Management Expenses	0.50%
Other Expenses	0.45%
Total Annual Fund Operating Expenses[1,2]	0.95%

1 Effective April 30, 2016, Morris Capital Advisors, Inc. (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 0.95% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Had the Adviser not waived expenses, the Bond Fund’s expense ratio would have been 1.50%.

2 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund as of the Bond Fund’s fiscal year end and does not include the effect of the Expense Limitation Agreement effective April 30, 2016.

Example

This example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
The Bond Fund	$ 97	$ 313	$ 548	$ 1,220

Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 0.00%.

Principal Investment Strategies

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Bond Fund.  The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager, will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Bond Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Bond Fund could decline.  The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline.  The potential for fluctuations in bond prices is primarily due to changes in interest rates.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis.  Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Inflation Risk

Inflation is the impact of rising prices over time.  It has the effect of reducing the future value of financial assets due to decreased purchasing power.  The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower prices.

Performance Information

The bar chart below shows how the Growth Fund’s investment results vary from year to year. The table below shows how the Growth Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The Bond Fund’s year-to-date total return through March 31, 2016 was 0.96%. During the period shown in the bar chart above, the lowest return for a calendar quarter was -1.69% for the 2nd Quarter of 2013, the highest return was 3.04% during the 1st Quarter of 2008.

Average Annual Total Returns For the Periods ended December 31, 2015
	1 Year	5 Year	10 Year

Return before taxes	-0.04%	-0.08%	1.33%
Return after taxes on distributions	-0.06%	-0.18%	0.96%
Return after taxes on distributions & sale of Fund shares	-0.02%	-0.01%	0.91%

Barclays Intermediate-term US Treasury Index - Reflects no deduction for fees, expenses or taxes	4.20%	2.49%	3.74%

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investment Advisor

Morris Capital Advisors, LLC is the investment adviser to the Bond Fund.  For more information on the Investment Adviser, please see “Management of the Funds” later in the prospectus and “The Adviser” in the statement of additional information.

Portfolio Manager

Daniel A. Morris has been the portfolio manager of the Bond Fund since its inception in 1999.  Mr. Morris is the President and Chief Investment Officer of the Advisor.  He is also the President and Chairman of the Board of Trustees of the Fund.

Purchase and Sale of Fund Shares

Minimum initial purchase for Fund shares is $1,000 with minimum subsequent purchases of $25.  Shares can be purchased by check payable to Manor Investment Funds c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH, 44147.  Fund shares can be redeemed and reinvested in other fund series by calling Mutual Shareholder Services at 800-663-4851

You may purchase and redeem (sell) shares of the Fund on any business day through certain broker-dealers and other financial intermediaries.

Tax Information

Distributions from the Funds may be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may provide compensation for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES AND POLICIES AND NON-PRINCIPAL RISKS

Principal Investment Strategies

The following sections explain the principal investment strategies and policies that each Fund uses in pursuit of its objective.  The board of trustees of the Funds, which oversee the managers of the Funds, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally greater than $50 billion or more.  The Fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company.  Under normal market conditions, the Fund should be fully invested.  The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally greater than $7.5 billion. The Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential.  Under normal market conditions, the Fund should be fully invested.  The Fund generally holds individual investments for three to five years.  In seeking to achieve its investment objective, the Fund ordinarily invests on a long-term basis, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.  The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P.  The Fund may also invest in short term securities issued at a discount to face value such as    U.S. Treasury bills.  The Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions.  The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments.

In addition to the risks associated with the investment strategy of the Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Fund could decline.  The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline.  The potential for fluctuations in bond prices is primarily due to changes in interest rates.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis.  Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Inflation Risk

Inflation is the impact of rising prices over time.  It has the effect of reducing the future value of financial assets due to decreased purchasing power.  The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Equity Issuer Risk.

The risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

Issuer Risk.

The risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk

The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

MANAGEMENT OF THE FUNDS

The Funds offer only one class of shares for each Fund.

Morris Capital Advisors, LLC, 15 Chester Commons, Malvern, PA, a limited liability company registered in Pennsylvania, acts as sole investment adviser to the Fund (the “Adviser”).  Mr. Daniel A. Morris is the majority owner of the outstanding interest in Morris Capital Advisors, LLC.  He is the Chief Executive Officer of the Investment Adviser and is also President of the Fund.  As of December 31, 2015, the Adviser managed $344 million in assets under management.

Each of the Funds, under an Investment Advisory Agreement between the respective Fund and the Adviser, pays the Adviser a fee. During the most recent fiscal year, the Adviser received compensation of 0.75%, 0.78% and 0.46% of Manor Fund’s, Growth Fund’s and Bond Fund’s average daily net assets.  The fee is computed and payable at the end of each month. The agreement establishes an annual percentage of average daily net assets for each Fund: (a) for the Manor Fund, 1.00% of  assets under management; (b) for the Growth Fund, 1.00% of assets under management; (c) for the Bond Fund, 0.50% of assets under management.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement of the Funds is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30, 2015. .

Effective April 30, 2016, the Adviser has entered into an Expense Limitation Agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of Manor Fund, Growth Fund and Bond Fund, if necessary, that limits each Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired Fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of each Fund’s business and dividend and interest expenses related to short investments) to not more than 1.25%, 0.99% and 0.95% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.

Daniel A. Morris has been the Portfolio Manager of the Manor Fund since its inception in 1995.  He is President and Chief Investment Officer of Morris Capital Advisors, and is also President and Chairman of the Board of Trustees of Manor Investment Funds

Daniel A. Morris has been the Portfolio Manager of the Growth Fund since its inception in 1999.  He is President and Chief Investment Officer of Morris Capital Advisors, and is also President and Chairman of the Board of Trustees of Manor Investment Funds

Daniel A. Morris has been the Portfolio Manager of the Bond Fund since its inception in 1999.  He is President and Chief Investment Officer of Morris Capital Advisors, and is also President and Chairman of the Board of Trustees of Manor Investment Funds

The statement of additional information for the Funds, which is incorporated by reference into this prospectus, provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of Fund securities by the portfolio manager.

INVESTING WITH MANOR INVESTMENT FUNDS

Purchasing Shares

The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption “PRICING OF SHARES” in this Prospectus.  The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.  The Fund will maintain an account for each shareholder.

The Initial purchase of shares of the Funds may be made by application to the Fund, or through an Authorized Institution.  To purchase shares mail a check payable to Manor Investment Funds, complete the application form included in this Prospectus, and mail to Manor Investment Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  For additional information contact the Fund at 800-663-4851.  Shareholders may also authorize the Fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application.  Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone.  Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

You may also purchase shares of the Funds through certain Authorized Institutions. In order to make an initial investment in a Fund through an Authorized Institution you must furnish to your Authorized Institution the information in the Account Application. Customers of certain Authorized Institutions will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with the Funds. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers.

If shares of a Fund are held in a “street name” account (i.e., accounts maintained and serviced by your Authorized Institution), all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Authorized Institution, and not by a Fund and its transfer agent. Since the Funds will have no record of your transactions, you should contact your Authorized Institution to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another Authorized Institution involves special procedures and may require you to obtain historical purchase information about the shares in the account from your Authorized Institution. If your Authorized Institution’s relationship with the Funds is terminated, and you do not transfer your account to another Authorized Institution, the Funds reserve the right to redeem your shares. The Funds will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Certain Authorized Institutions may provide the following services in connection with their customers’ investments in the Funds:

Personal and account maintenance services

Provide facilities to answer inquiries and respond to correspondence

Act as liaison between the Authorized Institution’s customers and the Funds

Assist customers in completing application forms, selecting dividend and other options, and similar services

Shareholder administration services

Act, directly or through an agent, as the sole shareholder of record

Maintain account records for customers

Process orders to purchase, redeem and exchange shares for customers

Process payments for customers

Certain Authorized Institutions and other financial intermediaries may be authorized to accept, on behalf of the Funds, purchase, redemption and exchange orders placed by or on behalf of their customers to designate other financial intermediaries to accept such orders. In these cases:

A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Institution or other financial intermediary on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.

Authorized Institutions and other financial intermediaries are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them.

Authorized Institutions that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their purchase or redemption of Fund shares. You should contact your Authorized Institution for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments.

The Funds’ Adviser may make payments [or provide services] to Authorized Institutions and other financial intermediaries (“Intermediaries”) to promote the sale, distribution and/or servicing of shares of the Funds. These payments are made out of the Adviser’s own assets, and are not an additional charge to the Funds. The payments are in addition to any shareholder service fees that may be charged to the Funds. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Adviser may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Adviser and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.40% (annualized) of the amount sold or invested through the Intermediaries. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Adviser and/or its affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution or other Intermediary for more information about the payments it receives and any potential conflicts of interest.

Redeeming Shares

The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon request in writing or by phone.  Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required for requests in writing.  Redemptions and transfers between Funds can also be initiated by telephone instructions or in writing.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund.  The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss, as the case may be, for federal income tax purposes.

Payment by the Fund will ordinarily be made by check or by automated clearing house transfer within seven days after tender.  The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable.  To redeem shares send your written request to Manor Investment Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, or call the Fund at 800-663-4851 to request a redemption by phone.

You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds.  A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the transfer agent). Redemptions may be requested by your Authorized Institution in writing, by telephone or through an electronic trading platform.

Exchanging Shares

Shareholders can also exchange shares among any of the three fund series of the Manor funds group by simultaneously selling the shares of one fund and using the proceeds to purchase shares of another fund.  Exchange transactions can be initiated by written request to Manor Investment Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, or by calling the Fund at 800-663-4851.

Frequent Purchases and Redemptions

Frequent purchase and redemption transactions of the Fund, sometimes referred to as “market timing,” create risk for the shareholder initiating the transactions and for other shareholders.  Shareholders who participate in this short-term trading philosophy run the risk of realizing substantial losses from ill-timed transactions, forfeiting the opportunity to participate in long-term market trends, and losing the benefit of favorable taxation on long-term investment holdings.  Active trading of this sort undermines the long-term investment philosophy of the Fund.  Other shareholders can experience lower investment returns if active trading creates higher portfolio turnover, thus generating short-term gains and losses that must be distributed as Fund dividends.

The Board of Trustees has adopted a policy to deter excessive trading by Fund shareholders.  The Board will review any account that generates more than three buy/sell transactions in a quarter, or redeems substantially all of the holdings in an account within 30 days of purchase. The Board also reserves the right to reject any investment in the Fund if it is deemed that the size of the purchase or expected duration may adversely impact existing shareholders.  The board will proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of the Funds.

Pricing of Shares

The net asset value of the shares for each Fund is determined as of the close of trading (presently 4:00 p.m.) on the New York Stock Exchange on each business day the Exchange is open.  The Exchange is closed on most national holidays.  The net asset value is not calculated if the New York Stock Exchange is closed for trading.  The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding.  The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange.  Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.  Short-term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value.  Other assets are valued at fair value as determined in good faith by the Board of Trustees.

Other Information You Should Know

In addition to the rights expressly stated elsewhere in this prospectus, Manor Investment Funds reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Manor Investment Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Manor Investment Funds of the death of the shareholder until Manor Investment Funds receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Manor Investment Funds believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Manor Investment Funds management, we reasonably believe they are deemed to be in the best interest of a fund.

DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the payment of dividend and/or capital gains distributions, if any, to such shareholder in cash.

Taxes

The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”).

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor.  All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income.  Dividends from net income will be made annually or more frequently at the discretion of the Board of Trustees.  Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.  An exchange of the Fund’s shares for shares of another Fund will be treated as a sale and any gain or loss on the transaction may impact your federal income tax.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations.  In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Shareholder Services Plan

The Funds have adopted a Shareholder Services Plan (the “Services Plan”), pursuant to which the Funds will pay an annual service fee at the rate of 0.25% of each Fund’s average daily net assets. The Services Plan is intended to support shareholder liaison services, such as personal shareholder servicing and maintenance of shareholder accounts, including responding to customer inquiries and providing requested information on investments. The fee may also be used to pay financial advisors and correspondent firms for shareholder servicing.

GENERAL INFORMATION

Sanville & Company 1514 Old York Road, Abington, PA  19001, serves as the independent registered public accounting firm for the Fund.

US Bancorp 1555 N. RiverCenter Drive, Milwaukee, WI 53212 serves as custodian for the Funds.

Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 acts as transfer agent for the Funds.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Company, the Funds’ independent registered public accounting firm.  The auditor’s report along with the Funds’ financial statements, are included in the annual report, which is available upon request.

MANOR INVESTMENT FUNDS

MANOR FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

	Years Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Year	$ 24.73	$ 24.23	$ 18.46	$ 17.18	$ 17.11

Income From Investment Operations:
Net Investment Income *	0.11	0.12	0.17	0.09	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.64)	2.27	6.67	1.32	0.07
Total from Investment Operations	(0.53)	2.39	6.84	1.41	0.13

Distributions:
Net Investment Income	(0.11)	(0.12)	(0.16)	(0.10)	(0.06)
Realized Gains	(1.20)	(1.73)	(0.91)	(0.03)	-
Return of Capital	-	(0.04)	-	-	-
Total from Distributions	(1.31)	(1.89)	(1.07)	(0.13)	(0.06)

Net Asset Value, at End of Year	$ 22.89	$ 24.73	$ 24.23	$ 18.46	$ 17.18

Total Return **	(2.23)%	9.75%	37.07%	8.20%	0.78%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,129	$ 5,923	$ 5,458	$ 3,965	$ 4,183
Before Waivers
Ratio of Expenses to Average Net Assets	1.25%	1.24%	1.40%	2.18%	1.92%
After Waivers
Ratio of Expenses to Average Net Assets	1.25%	1.24%	1.07%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.44%	0.47%	0.77%	0.51%	0.36%
Portfolio Turnover	15.65%	13.02%	21.68%	10.15%	11.87%

*     Per share net investment income has been determined on the basis of average shares outstanding during the period.

**  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

MANOR INVESTMENT FUNDS

GROWTH FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

	Year Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Year	$ 20.12	$ 17.88	$ 13.24	$ 11.68	$ 11.87

Income From Investment Operations:
Net Investment Loss *	(0.03)	(0.08)	(0.03)	(0.04)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01	2.43	4.67	1.60	(0.13)
Total from Investment Operations	(0.02)	2.35	4.64	1.56	(0.19)

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	(0.67)	(0.11)	-	-	-
Total from Distributions	(0.67)	(0.11)	-	-	-

Net Asset Value, at End of Year	$ 19.43	$ 20.12	$ 17.88	$ 13.24	$ 11.68

Total Return **	(0.14)%	13.13%	35.05%	13.36%	(1.60)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 20,695	$ 17,045	$ 5,904	$ 4,226	$ 4,252
Before Waivers
Ratio of Expenses to Average Net Assets	1.09%	1.22%	1.39%	2.11%	1.91%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.09%	1.22%	1.06%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.13)%	(0.40)%	(0.18)%	(0.34)%	(0.52)%
Portfolio Turnover	19.49%	8.08%	19.71%	13.03%	10.01%

*     Per share net investment loss has been determined on the basis of average shares outstanding during the period.

**  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

MANOR INVESTMENT FUNDS

BOND FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

	Years Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Year	$ 10.43	$ 10.39	$ 10.62	$ 10.64	$ 10.67

Income From Investment Operations:
Net Investment Income (Loss) *	0.00	0.00***	0.04	0.04	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.00	0.05	(0.23)	(0.02)	0.07
Total from Investment Operations	0.00	0.05	(0.19)	0.02	0.09

Distributions:
Net Investment Income	(0.01)	(0.01)	(0.04)	(0.04)	(0.02)
Realized Gains	-	-	-	0.00***	(0.10)
Total from Distributions	(0.01)	(0.01)	(0.04)	(0.04)	(0.12)

Net Asset Value, at End of Year	$ 10.42	$ 10.43	$ 10.39	$ 10.62	$ 10.64

Total Return **	(0.04)%	0.46%	(1.79)%	0.19%	0.83%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,087	$ 1,221	$ 1,589	$ 1,692	$ 1,822
Before Waivers
Ratio of Expenses to Average Net Assets	0.95%	0.95%	1.42%	1.92%	1.74%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.78%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.00%	0.04%	0.39%	0.35%	0.21%
Portfolio Turnover	0.00%	0.00%	29.09%	35.65%	49.95%

*      Per share net investment income has been determined on the basis of average shares outstanding during the period.

**  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***  Amount less than $0.005 per share.

PRIVACY POLICIES AND PROCEDURES

Manor Investment Funds, (the “Funds”), believes that our clients’ personal information is private and the employees of the Funds hold themselves to the highest standards to ensure that clients can trust our commitment to this policy.

The Funds limit the collection and use of personal information to that which is necessary to administer our clients’ accounts, to provide customer services and/or to fulfill legal and regulatory requirements.  We collect this information about clients from your applications, forms, and from your transactions with us.

The Funds do not share personal information about clients or former clients to any outside third party unless we are required by law and/or regulatory procedures, or receive your prior written consent.

The Funds disclose nonpublic information about our clients to financial service providers, such as securities broker-dealers executing security transactions, or transfer agents authorized to maintain client accounts.

The Funds restrict access to nonpublic personal information about you only to those employees who need to know that information to provide products or services to you.  We maintain physical and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds will continue to review our efforts to ensure client privacy and make every effort to keep your personal information accurate, current and confidential.

GLOSSARY OF INVESTMENT TERMS

Capital Gains Distribution: Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments: Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CD’s), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock: A security representing ownership rights in a corporation.  A stockholder is entitled to share in the profits of the company, some of which may be paid out as dividends.

Dividend Distribution: Payment to mutual fund shareholders of income from interest or dividends generated by the investment securities in the portfolio of the Fund,

Expense Ratio: The percentage of the average net assets of the Fund used to pay operating expenses during a fiscal year.  The expense ratio includes management expenses, such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses, and any 12b-1 distribution fees.  It does not include the transaction costs of buying and selling portfolio securities.

Inception Date: The date on which the assets of a fund (or one of the share classes) are first invested in accordance with the investment objective of the fund.  For funds with a subscription period, the inception date is the day after that period ends.  Investment performance is measured from the inception date.

Market Capitalization: An indicator of the size of a company in which a fund invests.

Mutual Fund: An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal: The face value of a debt instrument or the amount of money put into an investment.

Securities: Stocks, bonds, money market instruments, and other investment vehicles.

Total Return: A percentage change, over a specified time period, in the net asset value of a mutual fund, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility: The fluctuations in value of a mutual fund or other security.  The greater the volatility of a fund, the wider the fluctuations in its returns.

FOR MORE INFORMATION

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.  A statement of additional information about the Funds has been filed with the Securities and Exchange Commission. The statement of additional information (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Funds.

To request a free copy of the SAI, a Fund’s annual and semi-annual reports and other information about the Fund, or to make inquiries about the Fund, write the Fund c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 at 800-663-4851.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Manor Investment Funds Company Act File Number:  811-09134

6133456.2

  25

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2016

Manor Investment Funds

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

     800-663-4851

This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund’s current Prospectus (dated 4/30/2016). To obtain the Prospectus, please write the Fund or call the telephone number shown above.

TABLE OF CONTENTS

Fund History	1
Description of the Fund and its Investments & Risks	1
Management of the Fund	5
Control Persons and Principal Holders of Securities	7
Investment Advisory and Other Services	8
Shareholder Services Plan	9
Portfolio Manager	10
Brokerage Allocation and Other Practices	10
Capital Stock and Other Securities	11
Purchase, Redemption and Pricing of Shares	11
Code of Ethics	13
Legal Proceedings	13
Proxy Voting	13
Independent Registered Public Accounting Firm	13
Taxation of the Fund	13
Reports to Shareholders	14
Retirement Accounts	14
Transfer Agent	14
Underwriters	14
Custodian	15
Calculation of Performance Data	15
Financial Statements	17

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated 4/30/2016 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds.

This Statement of Additional Information does not constitute an offer to sell securities.

Information incorporated by reference into this Statement of Additional Information is available in reports to shareholders.  These reports are available, without charge, by calling the offices of the Fund at 800-663-4851, or on the website of the Fund at www.manorfunds.com.

FUND HISTORY

Manor Investment Funds (the “Trust”) is a Delaware Business Trust, (effective January 1, 2012) comprising of Manor Fund, Growth Fund and Bond Fund (collectively “the Funds”), and is an open-end diversified management investment company.  The Trust was originally incorporated in the Commonwealth of Pennsylvania on September 13, 1995 and was dissolved by domestication in Pennsylvania on January 3, 2012. The Fund’s registered office is 15 Chester Commons, Malvern, PA  19355.  Each Fund has distinct investment objectives and policies, and a shareholder’s interest is limited to the series in which he or she owns shares.  Each is a “no-load” Fund, and there are no sales or 12b-1 charges.

DESCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund.  Each of the Funds is a no-load mutual fund.  There is no commission or charge when shares are purchased, and no 12b-1 charges.  The Funds are series of Manor Investment Funds, and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies.  Morris Capital Advisors, LLC provides investment advisory and administrative services to the Funds.

Investment Objectives

The Manor Fund seeks long-term capital appreciation and a moderate level of income.

The Growth Fund seeks long-term capital appreciation.

The Bond Fund seeks to provide current income.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally greater than $50 billion.  The Fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company.  The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth.  The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations.  The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm’s assets.

Under normal market conditions, the Manor Fund should be fully invested.  To the extent that investments meeting a Fund’s criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies including investing  without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.  Such investments may prevent the Fund from achieving its investment objective.

The Manor Fund generally holds individual investments for three to five years.  The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund’s net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index.

In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis.  Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.  The Fund does not propose to purchase securities for short term trading in the ordinary course of operations.  Accordingly, it is expected that the annual turnover rate will not exceed 50%.  There may be times when the portfolio manager deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund’s normal operations.

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The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally greater than $7.5 billion. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential.  The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations.  The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm’s assets.

Under normal market conditions, the Growth Fund should be fully invested.  To the extent that investments meeting a Fund’s criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies including investing  without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.  Such investments may prevent the Fund from achieving its investment objective.

The Growth Fund generally holds individual investments for three to five years.  The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund’s net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index.

In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis.  Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.  The Fund does not propose to purchase securities for short term trading in the ordinary course of operations.  Accordingly, it is expected that the annual turnover rate will not exceed 50%.  There may be times when the portfolio manager deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund’s normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.  The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P.  The Fund may also invest in short term securities issued at a discount to face value such as    U.S. Treasury bills.  Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions.  The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments.  The Fund may also invest up to 35% of the portfolio in corporate debt instruments.

Principal Risks

An investor could lose money by investing in the Funds.  The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

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the possibility of a general decline in the stock market,

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the possibility that a shift in economic conditions will adversely impact large corporations,

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or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Growth Fund include:

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the possibility of a general decline in the stock market,

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the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

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or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Bond Fund include:

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the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

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or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, each Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Related Risks

In addition to the risks associated with the investment strategy for any particular Fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Funds could decline even if the manager has moved to a defensive position.  The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments.  The potential for fluctuations in bond prices is primarily due to changes in interest rates.  Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis.  Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.  Credit ratings are an attempt to assess this risk.  Generally, the lower a bond’s credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk

Inflation is the impact of rising prices over time.  It has the effect of reducing the future value of financial assets due to decreased purchasing power.  For an investor to be better off, such investor’s portfolio must increase in value faster than the rate of inflation.  Inflation, and investors’ expectation of future inflation, also effects the current value of portfolio investments.  If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase.  This will force the price of fixed income securities lower, raising yields.  The increase in yields will increase the financing costs for companies, thereby reducing earnings.  The reduction in earnings could then lead to lower stock prices.

Equity Issuer Risk.

The risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

Issuer Risk.

The risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk

The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally,

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legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Other Strategies

Under normal market conditions, each Fund should be fully invested in the types of securities described above.  Within the limitations described in the prospectus, the percentages of Fund assets invested will vary in accordance with the judgment of the Advisor.  To the extent that investments meeting a Fund’s criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis.  Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Portfolio Turnover Policy

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations.  Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund’s total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period.  There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund’s normal operations.

Disclosure of Portfolio Holdings

The Fund regularly publishes a list of portfolio holdings for the benefit of all shareholders and prospective shareholders.  A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter.  This report is also filed with the SEC as Form N-Q and is available on the SEC website at www.sec.gov.  A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar and Lipper Analytical on a monthly basis.

A printed quarterly report disclosing complete portfolio holdings, Fund performance compared to broad market indices, and a discussion of Fund performance are generally mailed to shareholders of the Fund within 15 days of the end of each quarter, in conjunction with their shareholder statement.  The report is also posted to the website of the Fund within 10 days of the mailing to shareholders.  This report is also filed with the Securities and Exchange Commission as Form N-Q within 10 days of mailing to shareholders.  Distribution to institutional investors, intermediaries that distribute shares of the Fund, third-party services providers, and rating and ranking organizations is made in conjunction with the filing of the information on the website of the Fund.

The Fund does not currently place any restrictions on the use of portfolio information that is disclosed to shareholders or published on the website of the Fund.  The Fund and the investment adviser to the Fund do not receive any compensation in conjunction with the disclosure of information on portfolio securities.  The Fund does not have any agreements to maintain assets in any account in the Fund or with the investment adviser as compensation for the disclosure of portfolio holdings of the Fund.

The President and Secretary of the Fund are the only people authorized to disclose portfolio holdings information or to direct the distribution of portfolio holdings information.  The President and Secretary of the Fund will, at all times, consider the best interests of Fund shareholders when authorizing distribution of information regarding portfolio securities.  The Board of Trustees will monitor the disclosure of the portfolio holdings of the Fund to insure compliance with reporting requirements and to protect the best interests of shareholders.

Policies

The By-Laws of the Fund provide the following Fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

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(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.

(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

(c) Sell securities short.

(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund’s shareholders or by purchases with no more that 10% of the Fund’s assets in the open market involving only customary brokers commissions.

(e) Invest more that 25% of its assets at the time of purchase in any one industry.

(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(g) Make loans.  The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(i) Invest in companies for the purpose of acquiring control.

(j) Purchase or retain securities of any issuer if the Officers and Trustees of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.

(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase able to be sold to the public.

(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years’ continuous operation, including the operations of any predecessor.

MANAGEMENT OF THE FUND

The Officers and Trustees of the Fund have agreed to serve without compensation and their year of birth, length of service, principal occupations, number of  portfolios overseen and other directorships are listed below.  Unless otherwise provided, the address of each trustee and officer is 15 Chester Commons, Malvern, PA 19355.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Bruce Laverty - 1962	Trustee	Since 1995	Partner, Laverty Law Offices, LLC	Three	None
John McGinn - 1945	Trustee	Since 2002	Retired; Formerly, Independent Real Estate Sales Consultant	Three	None
Fred Myers - 1955	Trustee	Since 1995	Partner, Myers and Associates, CPA’s	Three	None
Edward Szkudlapski - 1958	Trustee	Since 2000	President, Eclipse Business Solutions, Inc. (management consulting firm)	Three	None
Howard Weisz - 1942	Trustee	Since 2008	Retired; Formerly, Independent Management Consultant	Three	None
Interested Trustee*
Daniel A. Morris* – 1955	Trustee, President, Chief Compliance Officer and Treasurer	Since 1995	President, Chief Investment Officer and Portfolio Manager, Morris Capital Advisors LLC	Three	None
Officers
John R. Giles - 1958	Secretary	Since 2005	Director, Marketing, Morris Capital Advisors, LLC	N/A	N/A

*  Mr. Morris is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s advisor.

Trustee Ownership of Fund Shares as of December 31, 2015

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Bruce Laverty	Manor Fund ($1-$10,000) Growth Fund ($1-$10,000) Bond Fund (None)	$1-$10,000
John McGinn	Manor Fund ($10,001-$50,000) Growth Fund ($10,001-$50,000) Bond Fund ($10,001-$50,000)	Over $100,000
Fred Myers	Manor Fund (None) Growth Fund (None) Bond Fund ($10,001-$50,000)	$10,001-$50,000
Edward Szkudlapski	Manor Fund (Over $100,000) Growth Fund (Over $100,000) Bond Fund ($50,001-$100,000)	Over $100,000
Howard Weisz	Manor Fund (None) Growth Fund (None) Bond Fund (None)	None
Interested Trustee
Daniel A. Morris	Manor Fund (Over $100,000) Growth Fund (Over $100,000) Bond Fund (Over $100,000)	Over $100,000

The Board of Trustees supervises the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions.  The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice.  The Board meets four times a year to review the progress and status of each Fund.  In addition, a non-interested Trustee performs an independent review whenever requested by the Board.

Trustee Standing Committee.  The Trust’s Board of Trustees includes five independent Trustees and one interested Trustee, Mr. Morris. The Trustees have determined that the Trust’s current leadership structure is

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appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in the Audit Committee as well as each Board function.  With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Funds.  During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor, and Trust management, including the Trust’s President and Chief Compliance Officer, Mr. Morris, on regular quarterly items and, where appropriate and as needed, on specific issues.  As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established an Audit Committee comprised entirely of independent Trustees.  During the fiscal year ended December 31, 2015, the Audit Committee met once.

Qualification of Trustees.  The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.  In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Bruce Laverty	Mr. Laverty is a partner at Laverty Law Offices. Mr. Laverty was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of professional and legal issues.
John McGinn

Mr. McGinn is currently retired and formerly was an independent real estate sales consultant.  Mr. McGinn was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of business and professional issues.

Fred Myers

Mr. Myers is currently the founding partners of Myers and Associates, a CPA firm specializing in tax accounting, compliance, planning and preparation for individuals and businesses.  Mr. Myers was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of accounting and business matters.

Edward Szkudlapski

Mr. Szkudlapski is President, Eclipse Business Solutions, Inc., a management consulting firm.  Mr. Szkudlapski possesses over 30 years of broad-based business experience and previously held leadership positions in a Fortune 150 corporation and in an independent management consulting firm.  In addition, Mr. Szkudlapski received his Bachelor of Science in industrial engineering and his Masters of Business Administration.  Mr. Szkudlapski was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of business and management issues.

Howard Weisz

Mr. Weisz is currently retired and is formerly an independent management consultant.  Mr. Weisz was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of business and management issues.

Daniel A. Morris

Mr. Morris is currently President and Chief Investment Officer of Morris Capital Advisors, LLC since 1995.  Prior to founding the Advisor, Mr. Morris was a founding partner of Consistent Asset Management Company and was a portfolio manager at Wilmington Trust Company.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2016, Daniel A. Morris (15 Chester Commons, Malvern, PA 19355) owned or beneficially owned 3.9% of the value of Fund shares, outstanding.  As of March 31, 2016, four shareholders owned or beneficially owned more than 5% of the value of the shares outstanding of the Manor Fund.  David & Christine Kahn, James & Marguerite McFadden, John Makara, and Charles Schwab & Co., Inc. owned or beneficially owned 17.2%, 11.8%, 10.2%, and 5.9%, respectively, of the value of the shares outstanding of the Manor Fund.  As of March 31, 2016, six shareholders owned or beneficially owned more than 5% of the value of the shares outstanding of the Manor Growth Fund.  Pershing, LLC, First Clearing, LLC, David & Christine Kahn, UBS Financial Services, James & Marguerite McFadden, and Charles Schwab & Co., Inc. owned or beneficially owned 16.4%, 14.0%, 11.5%, 10.2%, 8.3%, and 6.3%, respectively, of the value of the shares outstanding of the Manor Growth Fund.  As of March 31, 2016, six shareholders owned or beneficially owned more than 5% of the value of the shares outstanding of the Manor Bond Fund.  James Klucar, Susan & Jaak Kusma, Daniel A. Morris, Vivian Nelson, Edward Szkudlapski, and Betty Lou Paul owned or beneficially owned 19.7%, 18.6%, 10.0%, 7.3%, 7.2%, and

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5.9%, respectively, of the value of the shares outstanding of the Manor Bond Fund.  The Officers and Trustees owned or beneficially owned as a group 7.3% of the value of the Fund shares outstanding.  Other than the foregoing, the Fund was not aware of any person who, as of March 31, 2016, owned or beneficially owned more than 5% of the value of the Fund shares outstanding.

INVESTMENT ADVISORY AND OTHER SERVICES

Morris Capital Advisors, LLC, 15 Chester Commons Street, Malvern, PA, a limited liability company registered in Pennsylvania, acts as sole Investment Adviser to the Fund.  Mr. Daniel A. Morris is the majority owner of the outstanding interest in the Investment Adviser and is also President of the Fund.  Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual Funds and other investors since 1981.

On September 18, 1995, the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., predeccessor to Morris Capital Advisors, LLC, to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Trustees.  Under this agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Trustees of the Fund.  The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Investment Adviser. In the event of its assignment, the Agreement will automatically terminate.  For these services the Fund has agreed to pay to a fee of 1% per year on the net assets of the Manor Fund and the Growth Fund, and 0.5% for the Bond Fund.

As of August 29, 2013, the management and advisory contract was amended to replace the fee structure with a unified fee (Unified Fee”) for all of the series if the Funds.  Under the Unified Fee, the Advisor shall pay all of the expenses of each series if the Trust, except for the fee payment under the investment advisors agreements between the Advisor and the Trust.  The Unified Fee remains subject to the same limitation on the gross expense ratio for each series of the Fund of 1.5% for the Manor Fund and the Growth Fund, and 1.0% for the Bond Fund, for the combined expenses of each Fund series including investment advisory fees, fund expenses, and shareholder servicing fees.  This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the Trustees of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Effective April 30, 2016, the Adviser has entered into an Expense Limitation Agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of Manor Fund, Growth Fund and Bond Fund, if necessary, that limits each Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired Fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of each Fund’s business and dividend and interest expenses related to short investments) to not more than 1.25%, 0.99% and 0.95% through at least May 1, 2017.  The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.

Advisory fees paid to the current advisor during the last three years are as follows:

                                Year           Manor Fund           Growth Fund                 Bond Fund

                                2013                31,782                     33,660                          6,462

                                2014                41,857                     50,553                          6,281

                                2015                46,171                   160,452                          4,980

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund’s investment requirements.  Fees of the custodian, registrar, and transfer agent shall be paid by the Fund.  The Fund pays all other expenses, including fees and expenses of Trustees not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices.  The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.

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Payments to Intermediaries and Conflicts of Interest

The Investment Adviser may make payments to Authorized Institutions and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) are made out of the Investment Adviser’s own assets, and are not an additional charge to the Funds or their shareholders. The Additional Payments are in addition to any shareholder service fees that may be charged to the Funds.

These Additional Payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; “finders” or “referral fees” for directing investors to the Funds; marketing support fees for providing assistance in promoting the sale of Fund shares (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Funds. In addition, the Investment Adviser may make Additional Payments (including through sub-transfer agency and networking agreements) for subaccounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Funds. These payments may exceed amounts earned on these assets by the Investment Adviser for the performance of these or similar services. The Additional Payments made by the Investment Adviser  may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. Furthermore, the Investment Adviser may, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Investment Adviser  may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable FINRA regulations. The amount of these Additional Payments (excluding payments made through sub-transfer agency and networking agreements) is normally not expected to exceed 0.40% (annualized) of the amount sold or invested through the Intermediaries. The Additional Payments are negotiated based on a range of factors, including but not limited to, ability to attract and retain assets in the Funds, target markets, customer relationships, quality of service and industry reputation.

 The Additional Payments made by the Investment Adviser or the Additional Services received by an Intermediary may be different for different Intermediaries and may vary with respect to the particular Fund type sold by the Intermediary. In addition, the Additional Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these Additional Payments or Additional Services, the varying fee structure and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid.

Shareholders should contact their Authorized Dealer or other Intermediary for more information about the Additional Payments or Additional Services they receive and any potential conflicts of interest.

SHAREHOLDER SERVICES PLAN

The Board of Trustees has approved a Shareholder Services Plan (the “Service Plan”). Pursuant to the Service Plan, the service fee for the Funds would be paid at an annual rate not to exceed 0.25% of each of the Funds’ average daily net assets.  The amount of the service fee may not be increased from 0.25% without the approval of the Board of Trustees, including a majority of the Independent Trustees, and any increase would be subject to the overall cap described above so that shareholder expenses will not increase as a result of the adoption of the plan.

The Service Plan is intended to support shareholder liaison services, such as personal shareholder servicing and maintenance of shareholder accounts, including responding to customer inquiries and providing requested

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information on investments.  The fee may also be used to pay financial advisors and correspondent firms for shareholder servicing.  The terms of the Service Plan provide that (1) the Company shall require any person authorized to direct the disposition of monies paid or payable by the Company pursuant to the Service Plan, will submit to the Board of Trustees at least quarterly, and the Board will review, written reports regarding all amounts expended under the Service Plan and the purposes for which such expenditures were made, (2) the Service Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Service Plan or any agreement related to the Service Plan, acting in person at a meeting called for that purpose, (3) the Service Plan may not be materially amended without the affirmative vote of the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Service Plan or any agreement related to the Service Plan, and (4) while the Service Plan remains in effect, the selection and nomination of the Company’s Independent Trustees shall be committed to the discretion of the Independent Trustees.  The Service Plan may be terminated at any time, without penalty, by a majority of the Independent Trustees.

Under the Service Plan, the Company is obligated to pay the service fee on behalf of each of the Funds to service providers as compensation for its service activities and not as reimbursement for specific expenses incurred.  Therefore, even if a service provider’s expenses of servicing shareholder accounts exceed its service fee, the Company will not be obligated to pay more than the service fee.  Similarly, if a service provider’s expenses are less than the fee, it will retain the full service fee and realize a profit.  The Company will pay the service fee to a service provider until the Service Plan is terminated or not renewed.  In that event, a service provider’s service expenses in excess of the service fees received or accrued through the termination date would be such service provider’s sole responsibility and would not be obligations of the Company.

The service fee payable under the Service Plan is subject to reduction or elimination under the limits imposed by the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA Rules”).  The Service Plan contemplates that service providers will provide the types of shareholder services that may be paid via service arrangements outside of the scope of Rule 12b-1 under the 1940 Act (which relates specifically to payments for services that are “primarily intended” to result in sales of investment company securities).  The Service Plan is not intended to pay for services that are primarily intended to result in the sale of Fund shares, but rather would be intended to provide an incentive to broker-dealers, financial advisors and other intermediaries to provide shareholder servicing and maintenance of accounts.  Fund shareholder accounts require maintenance and servicing, and it is believed that Fund shareholders will benefit from account servicing that service providers would provide if the Service Plan were adopted.  It is a common practice among broker-sold funds to provide this type of remuneration to intermediaries in order to maintain shareholder satisfaction.

PORTFOLIO MANAGER

Daniel A. Morris is portfolio manager for each of the Fund series of Manor Investment Funds  In addition, Mr. Morris manages separate accounts for individual and institutional clients.  As of the most recent fiscal year end of the Fund, Mr. Morris managed 18 accounts in the Large-cap Core strategy including the Manor Fund, 40 accounts in the Large-cap Growth strategy including the Growth Fund, 34 accounts in income focused strategies including the Bond Fund, and 7 accounts in a Small-cap Growth strategy which is not offered in a fund series.  The separate accounts and each Fund are managed together within each investment strategy with the goal of minimizing performance dispersion among the accounts of each strategy.  Mr. Morris receives salary and profit sharing from Morris Capital Advisors, LLC, adviser to the Fund, for investment advisory services.  His compensation is based on a fixed amount and is not related to the performance in any single account or group of accounts.  Mr. Morris owns equity securities in the Fund in excess of $200,000.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.  Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

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The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Trustees.  He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund’s normal operations.  Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser.  No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

Brokerage commissions for the fiscal years ended December 31 were as follows:

Fiscal Year Ended December 31	Manor Fund	Growth Fund	Bond Fund
2015	$468	$3,096	$0
2014	$305	$3,364	$0
2013	$676	$452	$0

Other than set forth above, the Fund has no fixed policy, formula, method or criteria, which it uses in allocating brokerage business to brokers furnishing materials and services.  The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

CAPITAL STOCK AND OTHER SECURITIES

Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights

Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the Trustees of the Fund if they so choose and the holders of the remaining shares will not be able to elect any person as a Trustee.  Issues specific to a particular Fund are voted only by shareholders of that Fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption “PRICING OF SHARES” in the Prospectus.  The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.  The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund.  To purchase shares mail a check payable to Manor Investment Funds, complete the application form included in the Prospectus, and mail to mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  For additional information contact the Fund at 800-663-4851.  Subsequent purchases may be made by mail or in person.  Shareholders may also authorize the Fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application.  Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone.  Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Anti-Money Laundering Regulations

As part of the legal responsibility of the Fund to fight the funding of terrorism and money laundering activities, the Fund requires a detailed verification of the identity of a shareholder and individuals with authority or control over accounts opened by entities such as corporations, partnerships or trusts.  When you open an account the Fund will request such information as is necessary to verify your identity as a shareholder, as well as the identities of any individuals with authority or control over accounts being opened by entities.  The information requested includes name, address, date of birth, and U.S. taxpayer identification number.  Please make sure to provide all this required information.  Incomplete information will delay your investment.  The Fund will not process your investment until

11

all required information has been provided.  You will receive the NAV of each Fund in which you invest on the date that all required information has been provided.  The Fund will hold your investment check until all required information has been received.  Investment money received by bank wire will also be held.  If the application is not complete, representatives of the Fund will attempt to collect any missing information by contacting you directly.

If the application is complete, the Fund will process the investment and will verify your identity.  The Fund may request additional information or documents, if needed, to verify an identity.  If the Fund cannot verify your information, the account will be closed and you will receive proceeds based on the next calculated NAV of the Fund in which you invested.  If the Fund deems it necessary, and upon written notice to you, the payment of redemption proceeds to you may be suspended to comply with the anti-money laundering regulations applicable to the Fund.  The Fund will share the identity of its shareholders with federal regulators if required to do so by law and may report a failure to verify a shareholder’s identity with federal authorities in accordance with applicable law.

Dividends and Distributions

The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions

The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon request in writing or by phone.  Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required for requests in writing.  Redemptions and transfers between Funds can also be initiated by telephone instructions or in writing.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund.  The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss, as the case may be, for federal income tax purposes.

Payment by the Fund will ordinarily be made by check or by automated clearing house transfer within seven days after tender.  The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, or call the Fund at 800-663-4851 to request a redemption by phone.

Frequent Purchases and Redemptions

Frequent purchase and redemption transactions of the Fund, sometimes referred to as “market timing,” create risk for the shareholder initiating the transactions and for the other shareholders.  Shareholders who participate in this short-term trading philosophy run the risk of realizing substantial losses from ill-timed transactions, forfeiting the opportunity to participate in long-term market trends, and losing the benefit of favorable taxation on long-term investment holdings.  Active trading of this sort undermines the long-term investment philosophy of the Fund.  Other shareholders can experience lower investment returns if active trading creates higher portfolio turnover, generates short-term gains and losses that must be distributed as Fund dividends.

The Fund, as a matter of policy, will discourage excessive trading by Fund shareholders and will proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of the Fund.

Pricing of Shares

The net asset value for the shares of each Fund are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.).  The net asset value is not calculated if

12

the New York Stock Exchange is closed for trading.  The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding.  The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange.  Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.  Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value.  Other assets are valued at fair value as determined in good faith by the Board of Trustees.

Fair Value Pricing

The Board of Trustees of the Fund has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.  Generally, Fair Value Pricing is used only when market prices are unavailable.

CODE OF ETHICS

The Fund and the Investment Adviser to the Fund have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act.  This Code of Ethics describes rules and regulations for applicable personnel regarding personal investments in securities held in the portfolios of the Funds.

LEGAL PROCEEDINGS

As of the date of this Statement of Additional Information, there were no pending or threatened litigation involving the Fund in any capacity whatsoever.

PROXY VOTING

The Adviser votes proxies on behalf of the Fund and the shareholders of the Fund.  The Adviser has a responsibility to vote those proxies in the best interest of the Fund and shareholders.  The Board of Trustees of the Fund has delegated its authority to vote Fund proxies to the Adviser, subject to the proxy voting policies of the Fund.  The Adviser has the responsibility to vote all proxies on a timely basis.  Upon receipt of the proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  The Adviser will consider information from a variety of sources in evaluation the issues presented in the proxy.

When voting the proxy the Adviser considers if the management of the company is accountable to its Board of Trustees and if the board is accountable to shareholders, and if the goals of management and the Board of Trustees are consistent with the best interests of shareholders.

Actual voting records relating to portfolio securities are available on the website of the Fund at www.manorfunds.com, under Proxy Voting.  The Fund also reports proxy voting to the SEC on Form N-PX, available on the SEC website at www.sec.gov.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has retained Sanville & Company to serve as the independent registered public accounting firm for the Fund.  Sanville & Company is located at 1514 Old York Road, Abington, PA  19001.  Sanville & Company performs an annual audit of the financial statements of the Fund.  They also prepare tax returns for the Funds.

TAXATION OF THE FUND

The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”).  To qualify as a “regulated investment company” under Subchapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund’s assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.  In the event that the Fund fails to qualify as a “regulated investment company” under Subchapter M, all of its taxable income will be subject to tax at regular corporate rates without any deductions for distributions to shareholders and its distributors (including capital

13

gains distributions) out if its accumulated earnings and profits generally will be taxable as ordinary income dividends to its shareholders.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor.  All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income.  Dividends from net income will be made annually or more frequently at the discretion of the Board of Trustees.  Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations.  In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

REPORTS TO SHAREHOLDERS

The Fund sends shareholders quarterly reports showing the value of their account and a report showing the holdings in each Fund portfolio and the performance of each Fund.  Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

The Fund regularly publishes a list of portfolio holdings for the benefit of all shareholders and prospective shareholders.  A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter.  This report is also filed with the SEC as Form N-Q, and is available on the SEC website.  A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar and Lipper Analytical on a monthly basis.

RETIREMENT ACCOUNTS

The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis.  You may also “roll over” or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution.  If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with the Funds.  The Board of Trustees may change this policy if they deem it to be in the best interests of all shareholders.  All IRA’s may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.

TRANSFER AGENT

The transfer agent for the Fund is Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

UNDERWRITERS

Foreside Fund Services, LLC is the principal underwriter for the Funds.  Foreside Fund Services, LLC is located at Three Canal Plaza, Suite 100, Portland ME 04101.

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CUSTODIAN

The Custodian for the Fund is US Bancorp, 1555 North RiverCenter Drive, Suite 300, Milwaukee, WI  53212.  The custodian holds portfolio securities, collects income, and maintains records for all transactions in the investment accounts of the Funds.

CALCULATION OF PERFORMANCE DATA

Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period.  Any period total rate of return quotation of the Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000.  The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions.  Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000.  A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

The foregoing computation may also be expressed by the following formula:

P(1+T)^n = ERV

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested.  Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented.  Because average annual total returns tend to smooth out variations in a Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.  Average annual return is based on historical earnings and is not intended to indicate future performance.

For the purpose of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return.  Under regulations adopted by the Securities and Exchange Commission, the Fund's average annual total return quotations are calculated according to the formula below.

In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period.  Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

Average Annual Total Return

                                            n

                                P(1+T)   =  ERV

                WHERE:

                P    = a hypothetical initial payment of $1,000

                T    = average annual total return

                n    = number of years

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                ERV  = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or                        10-year periods at the end of the 1-, 5-, or 10- year periods (or fractional portion).

After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.  After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.  As with all mutual funds, past results are not an indication of future performance.

Average Annual Total Return (After Taxes on Distributions)

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                            n

                                P(1+T)      =     ATV

                                           D

                WHERE:

                P    = a hypothetical initial payment of $1,000

                T    = average annual total return(after taxes on distributions)

                n    = number of years

                ATV  = ending value of a hypothetical $1,000

                   D   payment made at the beginning of the 1-, 5-, or

                       10-year periods at the end of the 1-, 5-, or 10-

                       year periods (or fractional portion), after taxes on fund

                       distributions but not after taxes on redemption.

After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an individual investor's tax situation and may differ from those shown.  After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.  As with all mutual Funds, past results are not an indication of future performance.

Average Annual Total Return (After Taxes on Distributions and Redemptions)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                            n

                                P(1+T)     =    ATV

                                           DR

                WHERE:

                P    = a hypothetical initial payment of $1,000

                T    = average annual total return (after taxes on

                       distributions and redemption)

                n    = number of years

                ATV  = ending value of a hypothetical $1,000

                   DR  payment made at the beginning of the 1-, 5-, or

                       10-year periods at the end of the 1-, 5-, or 10-

                       year periods (or fractional portion), after taxes on fund

                       distributions and redemption.

16

After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an individual investor's tax situation and may differ from those shown.  After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.  As with all mutual funds, past results are not an indication of future performance.

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. The Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Value Line Index, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual Funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, the Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.

FINANCIAL STATEMENTS

The Financial Statements and Independent Registered Public Accounting Firm Report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2015.  The Fund will provide the Annual Report without charge at written or telephone request.

6133457.2

17

FORM N-1A

PART C

OTHER INFORMATION

Item 23.   Exhibits

a)

Registrant’s Agreement and Declaration of Trust filed herein.

b)

Registrant’s By-Laws incorporated herein by reference to Registrant’s  Pre-Effective Amendment No.1 to Registrant’s Registration Statement of Form N-1A filed February 26, 1996.

c)

Instruments Defining Rights of Security Holders; None

d)

Investment Advisory Contract dated February 25, 2015 filed herein

e)

Underwriting Agreements (None)

f)

Bonus or Profit Sharing Contracts (None)

g)

Custodian Agreement incorporated here by reference to Registrant’s Pre-Effective Amendment No.1 to Registrant’s Registration Statement of Form N-1A filed February 26, 1996..

h)

Other Material Contracts, Reimbursement Agreements with Officers and/or Trustees; None

i)

Opinion of Counsel Concerning Fund Securities incorporated herein by reference to Registrant’s Pre-Effective Amendment No.1 to Registrant’s Registration Statement of Form N-1A filed February 26, 1996.

j)

Consent of  Sanville & Company, CPA filed herein

k)

Omitted

l)

Initial Capital Agreements (None)

m)

Rule 12b-1 Plan (None)

n)

Rule 18f-3 Plan (None)

o)

Reserved (Not Applicable)

p)

Code of Ethics; Exhibit 99 CODE

Item 24.   Persons Controlled or Under Common Control with the Fund

Mr. Daniel A. Morris is the controlling shareholder of the Investment Adviser and is also president of the Fund.  As of March 31, 2016, Daniel A. Morris (15 Chester Commons, Malvern, PA 19355) owned or beneficially owned 3.9% of the value of Fund shares, outstanding.

Item 25.   Indemnification

The Fund does not currently provide members of the Board of Trustees any insurance or indemnification against liability incurred in connection with their official capacity.  The registrant has been advised that, in the opinion of the Securities and Exchange Commission, indemnification for liability arising under the Securities Act of 1933 for Trustees, officers and controlling persons of the registrant is against public policy as

1

expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and other connections of the Investment Adviser

The activity of Morris Capital Advisors, LLC, at the present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

Item 27.   Principal Underwriter

Foreside Fund Services, LLC is the principal underwriter of the funds.  Foreside Fund Services, LLC is located at Three Canal Plaza, Suite 100, Portland, ME 04101.  Foreside Distribution Services, L.P. serves as principal underwriter for the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund. Foreside Distribution Services, L.P. also services as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: HSBC Advisor Funds Trust, HSBC Funds, Leader Funds, Series of Northern Lights Fund Trust, and Miles Funds, Inc.

The officers of Foreside Distribution Services, L.P. are as follows*:

Name	Title	Position with Trust
Mark A. Fairbanks	Vice President	None
Richard J. Berthy	President	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Assistant Secretary	None
Divalerio, Jennifer Kay	Vice President	None

*	The principal business address of these individuals is Three Canal Plaza, Suite 100, Portland, ME 04101.

Item 28.   Location of Accounts & Records

Fund records are held in corporate headquarters at 15 Chester Commons, Malvern, PA 19355, and at the office of the Transfer Agent and account administrator, Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH, 44147.

Item 29.   Management Services

Not Applicable.

Item 30.   Undertakings

None

2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 30th day of April, 2016.

                                                                                        Manor Investment Funds

                                                                                        By: _________________________________

                                                                                                      Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Daniel A. Morris, President, Chief Executive Officer and Trustee

/s/ Bruce Laverty, Trustee

/s/ John T. McGinn, Trustee

/s/ Fred Myers, Trustee

/s/ Edward Szkudlapski, Trustee

/s/ Alan Weintraub, Trustee

/s/ Howard Weisz, Trustee

6350777.1

3